Supplemental Consolidating Financial Information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Consolidating Financial Information

Note 20 Supplemental Consolidating Financial Information

On April 5, 2011, Intelsat Jackson completed an offering of $2.65 billion aggregate principal amount of senior notes, consisting of $1.5 billion aggregate principal amount of its 7.25% Senior Notes due 2019 and $1.15 billion aggregate principal amount of its 7.5% Senior Notes due 2021 (collectively, the “New Jackson Notes”). The New Jackson Notes are fully and unconditionally guaranteed, jointly and severally, by Intelsat S.A., Intelsat Holdings, Intelsat Investment Holdings S.à r.l. and Intelsat Investments (collectively, the “Parent Guarantors”); Intelsat Luxembourg and certain wholly-owned subsidiaries of Intelsat Jackson (the “Subsidiary Guarantors”). On July 5, 2017, the net proceeds from the sale of the 2025 Jackson Notes were used, along with other available cash, to satisfy and discharge all $1.5 billion aggregate principal amount of Intelsat Jackson’s 7.25% Senior Notes due 2019 pursuant to the indenture governing such notes.

On April 26, 2012, Intelsat Jackson completed an offering of $1.2 billion aggregate principal amount of its 7.25% Senior Notes due 2020, which are fully and unconditionally guaranteed, jointly and severally, by the Parent Guarantors, Intelsat Luxembourg, ICF and the Subsidiary Guarantors.

Separate financial statements of the Parent Guarantors, Intelsat Luxembourg, ICF, Intelsat Jackson and the Subsidiary Guarantors are not presented because management believes that such financial statements would not be material to investors. Investments in Intelsat Jackson’s subsidiaries in the following condensed consolidating financial information are accounted for under the equity method of accounting. Consolidating adjustments include the following:

•	elimination of investment in subsidiaries;

•	elimination of intercompany accounts;

•	elimination of intercompany sales between guarantor and non-guarantor subsidiaries; and

•	elimination of equity in earnings (losses) of subsidiaries.

We had other comprehensive income of $34.1 million and $2.1 million for the years ended December 31, 2015 and 2016 and other comprehensive loss of $11.5 million for the year ended December 31, 2017. Other comprehensive income (loss) is fully attributable to the Subsidiary Guarantors, which are also consolidated within Intelsat Jackson.

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2017

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non -Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$1,010	$48,174	$67,822	$334,036	$256,619	$74,173	$(256,619)	$525,215
Restricted cash	—	—	—	15,754	1,908	422	(1,908)	16,176
Receivables, net of allowance	4	59	—	162,474	162,072	58,686	(162,072)	221,223
Prepaid expenses and other current assets	1,102	—	—	47,956	47,891	10,404	(50,491)	56,862
Intercompany receivables	—	132,612	13,571	461,284	—	—	(607,467)	—

Total current assets	2,116	180,845	81,393	1,021,504	468,490	143,685	(1,078,557)	819,476
Satellites and other property and equipment, net	—	—	—	5,837,190	5,837,190	86,429	(5,837,190)	5,923,619
Goodwill	—	—	—	2,620,627	2,620,627	—	(2,620,627)	2,620,627
Non-amortizable intangible assets	—	—	—	2,452,900	2,452,900	—	(2,452,900)	2,452,900
Amortizable intangible assets, net	—	—	—	349,584	349,584	—	(349,584)	349,584
Investment in affiliates	(3,252,586)	(501,466)	(970,929)	194,264	194,264	—	4,336,453	—
Other assets	90	348	859,513	342,205	319,869	101,188	(1,179,383)	443,830

Total assets	$(3,250,380)	$(320,273)	$(30,023)	$12,818,274	$12,242,924	$331,302	$(9,181,788)	$12,610,036

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accounts payable and accrued liabilities	$25,276	$413	$1,878	$111,121	$110,446	$21,644	$(113,047)	$157,731
Accrued interest payable	—	13,163	4,066	245,978	5,956	—	(5,956)	263,207
Current portion of long-term debt	—	96,572	—	—	—	—	—	96,572
Deferred satellite performance incentives	—	—	—	25,780	25,780	—	(25,780)	25,780
Other current liabilities	—	—	—	193,221	193,221	3,815	(193,221)	197,036
Intercompany payables	512,908	—	—	—	1,290,806	94,559	(1,898,273)	—

Total current liabilities	538,184	110,148	5,944	576,100	1,626,209	120,018	(2,236,277)	740,326
Long-term debt, net of current portion	—	3,172,298	464,784	11,684,650	—	—	(1,209,646)	14,112,086
Deferred satellite performance incentives, net of current portion	—	—	—	215,352	215,352	—	(215,352)	215,352
Deferred revenue, net of current portion	—	—	—	794,542	794,542	165	(794,542)	794,707
Deferred income taxes	—	—	—	37,890	37,890	10,544	(37,890)	48,434
Accrued retirement benefits	—	—	—	190,857	190,857	222	(190,857)	191,079
Other long-term liabilities	—	784	716	289,812	289,812	6,088	(290,596)	296,616
								—
Shareholders’ equity (deficit):								—
Common shares	1,196	7,202	—	200	7,346,327	24	(7,353,753)	1,196
Other shareholders’ equity (deficit)	(3,789,760)	(3,610,705)	(501,467)	(971,129)	1,741,935	194,241	3,147,125	(3,789,760)

Total liabilities and shareholders’ equity	$(3,250,380)	$(320,273)	$(30,023)	$12,818,274	$12,242,924	$331,302	$(9,181,788)	$12,610,036

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$552	$59,752	$29,985	$495,225	$414,339	$80,510	$(414,339)	$666,024
Receivables, net of allowance	2	—	—	151,345	151,322	51,689	(151,322)	203,036
Prepaid expenses and other current assets	882	3	—	48,320	48,263	6,703	(48,263)	55,908
Intercompany receivables	—	—	8,867	557,959	—	302,118	(868,944)	—

Total current assets	1,436	59,755	38,852	1,252,849	613,924	441,020	(1,482,868)	924,968
Satellites and other property and equipment, net	—	—	—	6,096,459	6,096,459	89,383	(6,096,459)	6,185,842
Goodwill	—	—	—	2,620,627	2,620,627	—	(2,620,627)	2,620,627
Non-amortizable intangible assets	—	—	—	2,452,900	2,452,900	—	(2,452,900)	2,452,900
Amortizable intangible assets, net	—	—	—	391,838	391,838	—	(391,838)	391,838
Investment in affiliates	(3,086,095)	(23,113)	(651,909)	184,804	184,804	—	3,391,509	—
Other assets	169	—	681,910	303,623	303,623	62,123	(985,614)	365,834

Total assets	$(3,084,490)	$36,642	$68,853	$13,303,100	$12,664,175	$592,526	$(10,638,797)	$12,942,009

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accounts payable and accrued liabilities	$23,153	$—	$10,830	$221,564	$218,897	$27,351	$(218,897)	$282,898
Accrued interest payable	—	13,158	2,287	189,395	3,146	—	(3,146)	204,840
Deferred satellite performance incentives	—	—	—	23,455	23,455	—	(23,455)	23,455
Other current liabilities	—	—	—	219,389	219,389	3,081	(219,389)	222,470
Intercompany payables	502,355	366,589	—	—	2,183,616	—	(3,052,560)	—

Total current liabilities	525,508	379,747	13,117	653,803	2,648,503	30,432	(3,517,447)	733,663
Long-term debt, net of current portion	—	3,467,902	434,627	11,702,378	—	—	(1,406,823)	14,198,084
Deferred satellite performance incentives, net of current portion	—	—	—	210,706	210,706	—	(210,706)	210,706
Deferred revenue, net of current portion	—	—	—	906,521	906,521	223	(906,521)	906,744
Deferred income taxes	—	—	—	156,081	156,081	12,444	(156,161)	168,445
Accrued retirement benefits	—	—	—	186,086	186,086	198	(186,086)	186,284
Other long-term liabilities	—	—	1,554	139,434	139,434	7,093	(139,434)	148,081
Shareholders’ equity (deficit):
Common shares	1,180	7,202	—	200	5,558,066	24	(5,565,492)	1,180
Other shareholders’ equity (deficit)	(3,611,178)	(3,818,209)	(380,445)	(652,109)	2,858,778	542,112	1,449,873	(3,611,178)

Total liabilities and shareholders’ equity	$(3,084,490)	$36,642	$68,853	$13,303,100	$12,664,175	$592,526	$(10,638,797)	$12,942,009

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDING DECEMBER 31, 2017

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non- Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$22,505	$—	$—	$2,003,186	$2,003,201	$511,940	$(2,392,220)	$2,148,612

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	276,673	276,673	434,491	(665,621)	322,216
Selling, general and administrative	19,465	592	1,717	122,630	115,619	57,673	(113,681)	204,015
Depreciation and amortization	—	—	—	689,244	689,244	18,580	(689,244)	707,824

Total operating expenses	19,465	592	1,717	1,088,547	1,081,536	510,744	(1,468,546)	1,234,055

Income (loss) from operations	3,040	(592)	(1,717)	914,639	921,665	1,196	(923,674)	914,557
Interest expense (income), net	15,977	359,211	(14,116)	727,540	176,767	(53,617)	(190,992)	1,020,770
Gain on early extinguishment of debt	—	209,771	6	(4,612)	—	—	(209,274)	(4,109)
Subsidiary income	(165,800)	181,291	114,318	(2,704)	(2,704)	—	(124,401)	—
Other income (expense), net	(44)	(786)	728	7,088	7,035	(1,133)	(6,250)	6,638

Income before income taxes	(178,781)	30,473	127,451	186,871	749,229	53,680	(1,072,607)	(103,684)
Provision for (benefit from) income taxes	(53)	—	—	72,553	72,553	(1,370)	(72,553)	71,130

Net income	(178,728)	30,473	127,451	114,318	676,676	55,050	(1,000,054)	(174,814)
Net income attributable to noncontrolling interest	—	—	—	—	—	(3,914)	—	(3,914)

Net income attributable to Intelsat S.A.	$(178,728)	$30,473	$127,451	$114,318	$676,676	$51,136	$(1,000,054)	$(178,728)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$2,952	$—	$—	$1,999,114	$1,999,129	$562,372	$(2,375,520)	$2,188,047

Operating expenses:
Direct costs of revenue (excluding depreciation and amortization)	—	—	—	264,587	264,587	452,899	(640,926)	341,147
Selling, general and administrative	7,884	168	61	140,952	137,488	79,083	(134,239)	231,397
Depreciation and amortization	—	—	—	676,542	676,542	18,349	(676,542)	694,891

Total operating expenses	7,884	168	61	1,082,081	1,078,617	550,331	(1,451,707)	1,267,435

Income (loss) from operations	(4,932)	(168)	(61)	917,033	920,512	12,041	(923,813)	920,612
Interest expense (income), net	13,596	272,791	8	661,671	183,931	(9,505)	(183,991)	938,501
Gain on early extinguishment of debt	—	—	—	350,962	—	—	679,130	1,030,092
Subsidiary income	1,008,614	605,685	597,995	9,869	9,869	—	(2,232,032)	—
Other income (expense), net	(4)	—	—	(5,909)	1,812	3,808	(1,812)	(2,105)

Income before income taxes	990,082	332,726	597,926	610,284	748,262	25,354	(2,294,536)	1,010,098
Provision for (benefit from) income taxes	(115)	—	—	12,290	12,290	3,811	(12,290)	15,986

Net income	990,197	332,726	597,926	597,994	735,972	21,543	(2,282,246)	994,112
Net income attributable to noncontrolling interest	—	—	—	—	—	(3,915)	—	(3,915)

Net income attributable to Intelsat S.A.	$990,197	$332,726	$597,926	$597,994	$735,972	$17,628	$(2,282,246)	$990,197

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Revenue	$—	$—	$2,160,235	$2,160,251	$554,831	$(2,522,796)	$2,352,521

Operating expenses:
Direct costs of revenue (exclusive of depreciation and amortization)	—	—	241,603	241,603	449,274	(603,979)	328,501
Selling, general and administrative	7,912	193	126,331	125,494	65,143	(125,661)	199,412
Impairment of goodwill and other intangibles	—	—	4,165,400	4,165,400	—	(4,165,400)	4,165,400
Depreciation and amortization	—	—	654,784	654,784	32,945	(654,784)	687,729

Total operating expenses	7,912	193	5,188,118	5,187,281	547,362	(5,549,824)	5,381,042

Income (loss) from operations	(7,912)	(193)	(3,027,883)	(3,027,030)	7,469	3,027,028	(3,028,521)
Interest expense (income), net	10,723	274,451	613,162	36,059	(8,057)	(36,059)	890,279
Gain on early extinguishment of debt	—	7,061	—	—	—	—	7,061
Subsidiary income (loss)	(3,904,747)	(3,614,952)	11,983	11,983	—	7,495,733	—
Other income (expense), net	—	—	4,367	(5,136)	(10,568)	5,136	(6,201)

Income (loss) before income taxes	(3,923,382)	(3,882,535)	(3,624,695)	(3,056,242)	4,958	10,563,956	(3,917,940)
Provision for (benefit from) income taxes	3	—	(1,871)	(1,885)	3,381	1,885	1,513

Net income (loss)	(3,923,385)	(3,882,535)	(3,622,824)	(3,054,357)	1,577	10,562,071	(3,919,453)
Net income attributable to noncontrolling interest	—	—	—	—	(3,934)	—	(3,934)

Net income (loss) attributable to Intelsat, S.A.	(3,923,385)	(3,882,535)	(3,622,824)	(3,054,357)	(2,357)	10,562,071	(3,923,387)

Cumulative preferred dividends	(9,919)	—	—	—	—	—	(9,919)

Net income (loss) attributable to common shareholders	$(3,933,304)	$(3,882,535)	$(3,622,824)	$(3,054,357)	$(2,357)	$10,562,071	$(3,933,306)

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2017

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$27	$(288,884)	$30,297	$699,755	$778,307	$25,037	$(780,309)	$464,230

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(445,842)	(445,842)	(15,785)	445,842	(461,627)
Repayment from (disbursements for) intercompany loans	—	—	—	(603)	(603)	—	1,206	—
Investment in subsidiaries	—	(7,144)	—	(37,986)	(31,486)	—	76,616	—
Dividend from affiliates	—	286,454	286,454	13,755	13,755	—	(600,418)	—
Purchase of cost method investments	—	—	—	(25,744)	(25,744)	—	25,744	(25,744)
Capital contributions to unconsolidated affiliate	—	—	—	—	—	(30,714)	—	(30,714)
Proceeds from insurance settlements	—	—	—	49,788	49,788	—	(49,788)	49,788

Net cash provided by (used in) investing activities	—	279,310	286,454	(446,632)	(440,132)	(46,499)	(100,798)	(468,297)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	—	—	1,500,000	—	—	—	1,500,000
Repayments of long-term debt	—	—	—	(1,500,000)	—	—	—	(1,500,000)
Proceeds from (repayment of) intercompany loans	—	—	—	—	—	603	(603)	—
Debt issuance costs	—	(2,002)	—	(41,237)	—	—	2,002	(41,237)
Payments on debt exchange	—	—	(14)	—	—	—	—	(14)
Dividends paid to preferred shareholders	—	—	—	—	(8,724)	—	8,724	—
Other payments for satellites	—	—	—	(35,396)	(35,396)	—	35,396	(35,396)
Capital contribution from parent	—	—	7,144	—	63,023	37,986	(108,153)	—
Dividends to shareholders	—	—	(286,454)	(286,454)	(477,425)	(13,755)	1,064,088	—
Principal payments on deferred satellite performance incentives	—	—	—	(37,186)	(37,186)	—	37,186	(37,186)
Dividends paid to noncontrolling interest	—	—	—	—	—	(8,755)	—	(8,755)
Restricted cash for collateral	—	—	—	(15,747)	(1,901)	(413)	1,901	(16,160)
Other financing activities	476	—	414	—	—	—	—	890

Net cash provided by (used in) financing activities	476	(2,002)	(278,910)	(416,020)	(497,609)	15,666	1,040,541	(137,858)

Effect of exchange rate changes on cash and cash equivalents	(45)	(2)	(4)	1,708	1,714	(541)	(1,714)	1,116

Net change in cash and cash equivalents	458	(11,578)	37,837	(161,189)	(157,720)	(6,337)	157,720	(140,809)
Cash and cash equivalents, beginning of period	552	59,752	29,985	495,225	414,339	80,510	(414,339)	666,024

Cash and cash equivalents, end of period	$1,010	$48,174	$67,822	$334,036	$256,619	$74,173	$(256,619)	$525,215

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2016

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Connect Finance	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$(10,234)	$89,342	$4,764	$917,923	$1,506,746	$(314,986)	$(1,510,049)	$683,506

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	—	(699,213)	(699,213)	(15,357)	699,213	(714,570)
Repayment from (disbursements for) intercompany loans	4,895	—	—	—	—	359,237	(364,132)	—
Investment in subsidiaries	(6,087)	(300,050)	—	(30,655)	(10,955)	—	347,747	—
Dividend from affiliates	—	269,700	—	8,980	8,980	—	(287,660)	—
Purchase of cost method investment	—	—	—	(4,000)	(4,000)	—	4,000	(4,000)
Capital contributions to unconsolidated affiliate	—	—	—	—	—	(10,340)	—	(10,340)
Other investing activities	—	—	—	—	—	(1,679)	—	(1,679)

Net cash provided by (used in) investing activities	(1,192)	(30,350)	—	(724,888)	(705,188)	331,861	399,168	(730,589)

Cash flows from financing activities:
Proceeds from issuance of long-term debt	—	—	—	1,250,000	—	—	—	1,250,000
Repayments of long-term debt	—	—	—	(328,944)	—	—	—	(328,944)
Proceeds from (repayment of) intercompany loans	—	—	—	(364,132)	(12,438)	—	376,570	—
Payment of premium on early extinguishment of debt	—	—	—	(32)	—	—	—	(32)
Debt issuance costs	—	—	(15,562)	(26,133)	—	—	3,302	(38,393)
Payments on tender, debt exchange and consent transaction	—	—	(259,267)	(34,009)	—	—	—	(293,276)
Dividends paid to preferred shareholders	(4,959)	—	—	—	—	—	—	(4,959)
Other payments for satellites	—	—	—	(18,333)	(18,333)	—	18,333	(18,333)
Capital contribution from parent	—	—	300,050	—	96,658	36,742	(433,450)	—
Dividends to shareholders	—	—	—	(269,700)	(524,327)	(8,980)	803,007	—
Principal payments on deferred satellite performance incentives	—	—	—	(17,429)	(17,429)	—	17,429	(17,429)
Dividends paid to noncontrolling interest	—	—	—	—	—	(8,980)	—	(8,980)
Other financing activities	—	—	—	1,942	—	—	—	1,942

Net cash provided by (used in) financing activities	(4,959)	—	25,221	193,230	(475,869)	18,782	785,191	541,596

Effect of exchange rate changes on cash and cash equivalents	(4)	—	—	(999)	(991)	972	992	(30)

Net change in cash and cash equivalents	(16,389)	58,992	29,985	385,266	324,698	36,629	(324,698)	494,483
Cash and cash equivalents, beginning of period	16,941	760	—	109,959	89,641	43,881	(89,641)	171,541

Cash and cash equivalents, end of period	$552	$59,752	$29,985	$495,225	$414,339	$80,510	$(414,339)	$666,024

(Certain totals may not add due to the effects of rounding)

INTELSAT S.A. AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2015

(in thousands)

	Intelsat S.A. and Other Parent Guarantors	Intelsat Luxembourg	Intelsat Jackson	Jackson Subsidiary Guarantors	Non-Guarantor Subsidiaries	Consolidation and Eliminations	Consolidated
Cash flows from operating activities:	$724	$(251,879)	$1,138,747	$1,629,412	$22,438	$(1,629,411)	$910,031

Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	—	—	(720,273)	(720,273)	(4,089)	720,273	(724,362)
Repayment from (disbursements for) intercompany loans	9,538	—	2,064	2,064	(346,799)	333,133	—
Investment in subsidiaries	(7,355)	(610,000)	(198)	(40,444)	—	657,997	—
Dividend from affiliates	19,000	898,400	28,423	28,423	—	(974,246)	—
Purchase of cost method investment	—	—	(25,000)	(25,000)	—	25,000	(25,000)
Other investing activities	—	—	432	432	(424)	(432)	8

Net cash provided by (used in) investing activities	21,183	288,400	(714,552)	(754,798)	(351,312)	761,725	(749,354)

Cash flows from financing activities:
Repayments of long-term debt	—	(17,829)	(479,000)	—	—	—	(496,829)
Proceeds from drawdown of long-term debt	—	—	430,000	—	—	—	430,000
Proceeds from (repayment of) intercompany borrowing	(1,430)	—	337,261	—	(634)	(335,197)	—
Dividends paid to preferred shareholders	(9,919)	—	—	—	—	—	(9,919)
Capital contribution from parent	—	—	250,000	86,316	367,553	(703,869)	—
Dividends to shareholders	—	(19,000)	(898,400)	(916,697)	(28,423)	1,862,520	—
Principal payments on deferred satellite performance incentives	—	—	(18,405)	(18,405)	(1,163)	18,405	(19,568)
Dividends paid to noncontrolling interest	—	—	—	—	(8,423)	—	(8,423)
Other financing activities	154	—	1,600	1,600	—	(1,601)	1,753

Net cash provided by (used in) financing activities	(11,195)	(36,829)	(376,944)	(847,186)	328,910	840,258	(102,986)

Effect of exchange rate changes on cash and cash equivalents	—	—	(925)	(931)	(8,372)	931	(9,297)

Net change in cash and cash equivalents	10,712	(308)	46,326	26,497	(8,336)	(26,497)	48,394
Cash and cash equivalents, beginning of period	6,229	1,068	63,633	63,144	52,217	(63,144)	123,147

Cash and cash equivalents, end of period	$16,941	$760	$109,959	$89,641	$43,881	$(89,641)	$171,541